Business combinations (Details Narrative) - BRL (R$) R$ in Thousands				12 Months Ended
	Jul. 12, 2024	Jul. 01, 2024	Jan. 02, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenue				R$ 3,304,329	R$ 2,875,913	R$ 2,329,057
Income loss before income taxes				676,391	429,582	R$ 428,433
Additional payment to shareholders	R$ 107,627
Acquisition Of Unidom [Member]
IfrsStatementLineItems [Line Items]
Acquired purchase price		The total consideration of R$620,762, net of Net Debt, is comprised of: (i) R$340,773 paid in cash on July 1, 2024; and (ii) R$279,989, considering purchase consideration adjustments, payable in up to ten annual installments, adjusted by the interbank deposit certificate ("CDI") rate, and it is conditioned upon the maintenance of the authorization of the 175 medical school seats in each of the prior year.
Total transaction costs				2,755
Transaction costs				1,793	962
Net revenue				63,643
Income loss before income taxes				30,013
Increase in revenue				3,354,571
Increase in income before income taxes				R$ 697,449
Acquisition Of Del Rey [Member]
IfrsStatementLineItems [Line Items]
Acquired purchase price			The aggregate purchase price of R$816,236 was comprised by: (i) R$809,000 of which R$575,000 was paid in cash on the transaction closing date, and R$234,000 is payable in cash in three annual installments, respectively, of R$134,000 in January 2024, R$50,000 in January 2025 and R$50,000 in January 2026, adjusted by the SELIC rate; and (ii) offer of AFYA’s digital solutions free of charge until December 31, 2030, for students of medicine of universities owned by the sellers which are not part of the transaction. The fair value of this service was estimated at R$7,236 at the acquisition date. At the date of acquisition and as of December 31, 2023, there were 84 additional seats still pending approval which, if approved by MEC, would result in a potential additional payment of up to R$105,000. Given the future event that would trigger the potential payout was not under the Company’s control, the probability of such payout could not be reliably estimated and accordingly the contingent consideration was not measured at the acquisition date and as of December 31, 2023.
Transaction costs			R$ 12,332
Net revenue					240,107
Income loss before income taxes					R$ 82,147
Acquired share capital			100.00%